GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2015
General and Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

10) GENERAL AND ADMINISTRATIVE EXPENSE

($ thousands)	2015	2014	2013

General and administrative expense	$81,312	$83,493	$83,235
Share-based compensation expense	22,558	21,548	27,025

General and administrative expense	$103,870	$105,041	$110,260